Fees Summary	Dec. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 370,156,250.00
Previously Paid Amount	53,507.25
Total Fee Amount	56,360.96
Total Offset Amount	0.00
Net Fee	$ 2,853.71